Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Feb. 01, 2023	Sep. 30, 2022	Dec. 13, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class R5
Account Value [Line Items]
Account Value	$ 11,384	$ 10,846		$ 10,421		$ 10,377	$ 10,377	$ 10,319	$ 10,132	$ 10,024	$ 10,001	$ 10,001	$ 10,000
Class I
Account Value [Line Items]
Account Value	12,375	11,180		10,754		11,962	11,426	11,284	10,845	10,669	10,412	10,200	10,000
Class R5
Account Value [Line Items]
Account Value	12,225	11,053		10,658		11,876	11,358	11,228	10,805	10,632	10,387	10,195	10,000
Service Class
Account Value [Line Items]
Account Value	12,086	10,933		10,577		11,791	11,282	11,170	10,759	10,601	10,369	10,187	10,000
Administrative Class
Account Value [Line Items]
Account Value	11,979	10,857		10,502		11,717	11,223	11,118	10,715	10,573	10,351	10,169	10,000
Class R4
Account Value [Line Items]
Account Value	$ 11,810	10,713		10,390		11,602	11,124	11,038	10,657	10,530	10,328	10,157	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 11,401	10,353		10,039		11,232	10,784	10,708	10,352	10,229	10,048	9,891	9,750
Class R3
Account Value [Line Items]
Account Value	11,496	10,461		10,159		11,387	10,946	10,888	10,541	10,440	10,266	10,127	10,000
Class Y
Account Value [Line Items]
Account Value	$ 10,398	9,397		9,038	$ 10,000
Class L
Account Value [Line Items]
Line Graph and Table Measure Name	Class L - with maximum sales charge
Account Value	$ 10,112	9,159		8,832	9,800
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C - with maximum sales charge
Account Value	$ 10,252	9,304		8,994	10,000
Class I
Account Value [Line Items]
Account Value	13,113	11,823		11,628		13,255	12,491	11,363	10,640	10,563	10,606	9,888	10,000
Class R5
Account Value [Line Items]
Account Value	12,989	11,713		11,534		13,173	12,425	11,304	10,596	10,530	10,584	9,878	10,000
Service Class
Account Value [Line Items]
Account Value	12,862	11,615		11,438		13,074	12,353	11,248	10,551	10,498	10,565	9,877	10,000
Administrative Class
Account Value [Line Items]
Account Value	12,754	11,514		11,355		12,991	12,286	11,199	10,513	10,480	10,550	9,870	10,000
Class R4
Account Value [Line Items]
Account Value	$ 12,563	11,365		11,226		12,865	12,177	11,120	10,464	10,431	10,519	9,853	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 11,904	10,785		10,662		12,229	11,587	10,589	9,975	9,958	10,051	9,424	9,575
Class R3
Account Value [Line Items]
Account Value	12,250	11,108		10,990		12,629	11,982	10,973	10,348	10,345	10,460	9,824	10,000
Class Y
Account Value [Line Items]
Account Value	10,882	9,818	$ 10,000
Class I
Account Value [Line Items]
Account Value	12,464	10,921		10,821		12,955	12,541	11,799	10,729	10,779	10,638	10,167	10,000
Class R5
Account Value [Line Items]
Account Value	12,338	10,830		10,733		12,869	12,471	11,747	10,687	10,748	10,620	10,163	10,000
Service Class
Account Value [Line Items]
Account Value	12,220	10,724		10,638		12,773	12,389	11,681	10,651	10,721	10,599	10,149	10,000
Administrative Class
Account Value [Line Items]
Account Value	12,091	10,635		10,560		12,685	12,319	11,628	10,605	10,680	10,573	10,138	10,000
Class R4
Account Value [Line Items]
Account Value	$ 11,924	10,494		10,434		12,559	12,215	11,545	10,547	10,641	10,552	10,128	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 11,301	9,951		9,917		11,934	11,620	10,994	10,056	10,158	10,080	9,682	9,575
Class R3
Account Value [Line Items]
Account Value	11,707	10,264		10,240		12,345	12,039	11,407	10,443	10,562	10,494	10,102	10,000
Class Y
Account Value [Line Items]
Account Value	10,841	9,507	10,000
Class I
Account Value [Line Items]
Account Value	12,580	11,022		10,899		13,293	12,553	11,907	10,816	10,886	10,656	10,081	10,000
Class R5
Account Value [Line Items]
Account Value	12,458	10,925		10,817		13,200	12,478	11,849	10,773	10,848	10,633	10,066	10,000
Service Class
Account Value [Line Items]
Account Value	12,343	10,819		10,740		13,115	12,407	11,794	10,741	10,816	10,616	10,059	10,000
Administrative Class
Account Value [Line Items]
Account Value	12,219	10,731		10,650		13,020	12,339	11,741	10,694	10,783	10,595	10,054	10,000
Class R4
Account Value [Line Items]
Account Value	$ 12,048	10,584		10,517		12,883	12,228	11,640	10,631	10,729	10,564	10,034	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 11,427	10,051		9,998		12,252	11,643	11,093	10,135	10,245	10,100	9,595	9,575
Class R3
Account Value [Line Items]
Account Value	11,751	10,353		10,323		12,659	12,040	11,509	10,525	10,657	10,509	10,015	10,000
Class Y
Account Value [Line Items]
Account Value	10,820	9,482	10,000
Class I
Account Value [Line Items]
Account Value	16,361	14,062		12,721		14,738	12,906	12,942	12,274	11,942	10,834	9,773	10,000
Class R5
Account Value [Line Items]
Account Value	16,205	13,932		12,619		14,644	12,832	12,868	12,221	11,905	10,815	9,772	10,000
Service Class
Account Value [Line Items]
Account Value	16,040	13,804		12,532		14,536	12,751	12,813	12,180	11,877	10,804	9,760	10,000
Administrative Class
Account Value [Line Items]
Account Value	15,891	13,688		12,432		14,427	12,679	12,749	12,127	11,832	10,778	9,742	10,000
Class R4
Account Value [Line Items]
Account Value	$ 15,667	13,513		12,284		14,287	12,562	12,657	12,058	11,787	10,749	9,733	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 14,840	12,809		11,662		13,590	11,958	12,056	11,494	11,245	10,268	9,308	9,575
Class R3
Account Value [Line Items]
Account Value	15,269	13,200		12,041		14,042	12,382	12,501	11,939	11,700	10,692	9,709	10,000
Class Y
Account Value [Line Items]
Account Value	$ 11,075	9,526		8,622	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C - with maximum sales charge
Account Value	$ 10,807	9,369		8,562	10,000
Class I
Account Value [Line Items]
Account Value	21,703	17,212		15,523		17,978	15,032	13,728	13,472	12,223	10,780	9,804	10,000
Class R5
Account Value [Line Items]
Account Value	21,477	17,056		15,399		17,852	14,929	13,660	13,408	12,187	10,769	9,797	10,000
Service Class
Account Value [Line Items]
Account Value	21,257	16,894		15,256		17,714	14,836	13,583	13,352	12,144	10,737	9,782	10,000
Administrative Class
Account Value [Line Items]
Account Value	21,051	16,747		15,145		17,601	14,754	13,520	13,305	12,108	10,724	9,777	10,000
Class R4
Account Value [Line Items]
Account Value	$ 20,724	16,509		14,958		17,406	14,612	13,413	13,212	12,057	10,681	9,754	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 19,418	15,475		14,028		16,353	13,734	12,623	12,445	11,367	10,079	9,215	9,450
Class R3
Account Value [Line Items]
Account Value	20,236	16,165		14,676		17,119	14,409	13,260	13,094	11,977	10,639	9,734	10,000
Class Y
Account Value [Line Items]
Account Value	12,457	9,896	10,000
Class I
Account Value [Line Items]
Account Value	22,951	18,106		15,710		17,493	12,699	13,693	13,859	12,682	10,800	9,536	10,000
Class R5
Account Value [Line Items]
Account Value	22,746	17,935		15,588		17,373	12,628	13,628	13,811	12,647	10,774	9,526	10,000
Service Class
Account Value [Line Items]
Account Value	22,497	17,767		15,456		17,247	12,534	13,556	13,752	12,606	10,756	9,516	10,000
Administrative Class
Account Value [Line Items]
Account Value	22,279	17,614		15,329		17,118	12,465	13,494	13,694	12,568	10,735	9,503	10,000
Class R4
Account Value [Line Items]
Account Value	$ 21,923	17,369		15,146		16,947	12,362	13,394	13,619	12,513	10,701	9,490	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 20,548	16,293		14,218		15,918	11,619	12,597	12,821	11,791	10,100	8,965	9,450
Class R3
Account Value [Line Items]
Account Value	21,413	16,998		14,857		16,668	12,177	13,233	13,483	12,424	10,653	9,471	10,000
Class Y
Account Value [Line Items]
Account Value	12,289	9,698	10,000
Class I
Account Value [Line Items]
Account Value	39,252	27,149		21,916		29,188	23,028	17,362	17,192	13,870	11,339	10,130	10,000
Class R5
Account Value [Line Items]
Account Value	38,848	26,873		21,742		28,975	22,866	17,261	17,116	13,834	11,314	10,129	10,000
Service Class
Account Value [Line Items]
Account Value	38,406	26,606		21,553		28,754	22,725	17,173	17,039	13,792	11,291	10,119	10,000
Administrative Class
Account Value [Line Items]
Account Value	38,096	26,418		21,401		28,585	22,604	17,100	16,987	13,754	11,278	10,108	10,000
Class R4
Account Value [Line Items]
Account Value	$ 37,510	26,059		21,142		28,277	22,406	16,978	16,879	13,694	11,243	10,094	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 35,110	24,386		19,825		26,536	21,041	15,955	15,888	12,894	10,593	9,524	9,450
Class R3
Account Value [Line Items]
Account Value	36,552	25,474		20,701		27,773	22,062	16,742	16,703	13,578	11,174	10,066	10,000
Class Y
Account Value [Line Items]
Account Value	16,158	11,179	10,000
Class I
Account Value [Line Items]
Account Value	26,882	21,026		18,585		22,822	15,322	14,930	16,057	14,094	11,453	10,263	10,000
Class R5
Account Value [Line Items]
Account Value	26,581	20,816		18,409		22,636	15,214	14,834	15,975	14,035	11,411	10,244	10,000
Service Class
Account Value [Line Items]
Account Value	26,328	20,630		18,265		22,490	15,122	14,772	15,911	13,997	11,391	10,241	10,000
Administrative Class
Account Value [Line Items]
Account Value	26,050	20,444		18,111		22,326	15,030	14,696	15,850	13,954	11,368	10,225	10,000
Class R4
Account Value [Line Items]
Account Value	$ 25,691	20,184		17,912		22,112	14,909	14,594	15,765	13,900	11,347	10,217	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 24,031	18,898		16,793		20,742	14,001	13,717	14,835	13,090	10,692	9,643	9,450
Class R3
Account Value [Line Items]
Account Value	25,059	19,737		17,559		21,728	14,681	14,412	15,607	13,795	11,289	10,197	10,000
Class Y
Account Value [Line Items]
Account Value	12,103	9,472	10,000
Class I
Account Value [Line Items]
Account Value	25,482	18,966		14,697		23,063	17,558	14,286	14,567	13,196	10,347	9,808	10,000
Class R5
Account Value [Line Items]
Account Value	25,228	18,795		14,570		22,906	17,450	14,214	14,514	13,162	10,319	9,793	10,000
Service Class
Account Value [Line Items]
Account Value	24,986	18,635		14,457		22,743	17,350	14,134	14,455	13,121	10,301	9,785	10,000
Administrative Class
Account Value [Line Items]
Account Value	24,726	18,476		14,340		22,590	17,240	14,067	14,398	13,081	10,280	9,777	10,000
Class R4
Account Value [Line Items]
Account Value	$ 24,364	18,225		14,178		22,341	17,082	13,960	14,311	13,021	10,249	9,756	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 22,807	17,072		13,289		20,975	16,055	13,136	13,471	12,274	9,666	9,219	9,450
Class R3
Account Value [Line Items]
Account Value	23,773	17,821		13,896		21,965	16,830	13,796	14,176	12,930	10,202	9,737	10,000
Class I
Account Value [Line Items]
Account Value	17,969	14,744		12,536		15,547	13,180	11,646	11,943	12,205	10,557	9,698	10,000
Class R5
Account Value [Line Items]
Account Value	17,761	14,591		12,420		15,423	13,094	11,573	11,885	12,167	10,537	9,683	10,000
Service Class
Account Value [Line Items]
Account Value	17,593	14,460		12,331		15,323	13,016	11,524	11,849	12,131	10,519	9,680	10,000
Administrative Class
Account Value [Line Items]
Account Value	17,422	14,340		12,234		15,217	12,940	11,471	11,798	12,099	10,503	9,672	10,000
Class R4
Account Value [Line Items]
Account Value	$ 17,153	14,142		12,099		15,065	12,832	11,385	11,731	12,048	10,467	9,654	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 16,056	13,241		11,330		14,126	12,043	10,694	11,035	11,342	9,867	9,115	9,450
Class R3
Account Value [Line Items]
Account Value	16,732	13,820		11,847		14,785	12,629	11,234	11,610	11,955	10,416	9,624	10,000
Class Y
Account Value [Line Items]
Account Value	11,690	9,601	10,000
Class I
Account Value [Line Items]
Account Value	12,155	10,541		9,210		14,334	12,516	11,353	11,030	10,996	9,107	7,687	10,000
Class R5
Account Value [Line Items]
Account Value	12,028	10,440		9,128		14,217	12,430	11,284	10,971	10,948	9,079	7,680	10,000
Service Class
Account Value [Line Items]
Account Value	11,915	10,345		9,072		14,128	12,363	11,236	10,931	10,921	9,069	7,677	10,000
Administrative Class
Account Value [Line Items]
Account Value	11,800	10,260		9,001		14,032	12,292	11,186	10,894	10,891	9,050	7,668	10,000
Class R4
Account Value [Line Items]
Account Value	$ 11,626	10,128		8,892		13,890	12,187	11,104	10,837	10,848	9,022	7,655	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 10,912	9,488		8,339		13,043	11,459	10,449	10,204	10,228	8,511	7,232	9,450
Class R3
Account Value [Line Items]
Account Value	$ 11,333	9,890		8,706		13,644	12,006	10,965	10,727	10,769	8,983	7,643	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,601	8,606		8,551	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,601	8,606		8,551	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,601	8,606		8,551	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,621	9,519	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,621	9,519	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,621	9,519	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691		12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,601	8,606		8,551	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,601	8,606		8,551	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528		24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Lipper Balanced Fund Index_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678		17,453	14,711	13,498	12,863	12,032	10,848	9,894	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528		24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678		17,453	14,711	13,498	12,863	12,032	10,848	9,894	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528		24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Lipper Balanced Fund Index_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678		17,453	14,711	13,498	12,863	12,032	10,848	9,894	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528		24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678		17,453	14,711	13,498	12,863	12,032	10,848	9,894	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528		24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678		17,453	14,711	13,498	12,863	12,032	10,848	9,894	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528		24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678		17,453	14,711	13,498	12,863	12,032	10,848	9,894	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528		24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 19,968	16,327		14,678		17,453	14,711	13,498	12,863	12,032	10,848	9,894	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Account Value	$ 12,165	9,947	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 14,355	10,528	10,000
S&P 500 Index_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 14,355	10,528	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528		24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528		24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528		24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528		24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528		24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528		24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729		20,528		24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,053	10,395	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,526	18,615		15,409		19,422	15,240	13,799	13,611	12,399	10,451	9,334	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,526	18,615		15,409		19,422	15,240	13,799	13,611	12,399	10,451	9,334	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,526	18,615		15,409		19,422	15,240	13,799	13,611	12,399	10,451	9,334	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,526	18,615		15,409		19,422	15,240	13,799	13,611	12,399	10,451	9,334	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,526	18,615		15,409		19,422	15,240	13,799	13,611	12,399	10,451	9,334	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,526	18,615		15,409		19,422	15,240	13,799	13,611	12,399	10,451	9,334	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,526	18,615		15,409		19,422	15,240	13,799	13,611	12,399	10,451	9,334	10,000
MSCI ACWI ex USA_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA
Account Value	$ 16,630	13,267		11,020		14,726	11,884	11,538	11,681	11,479	9,597	8,784	10,000
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA
Account Value	$ 16,630	13,267		11,020		14,726	11,884	11,538	11,681	11,479	9,597	8,784	10,000
MSCI ACWI ex USA_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA
Account Value	$ 16,630	13,267		11,020		14,726	11,884	11,538	11,681	11,479	9,597	8,784	10,000
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA
Account Value	$ 16,630	13,267		11,020		14,726	11,884	11,538	11,681	11,479	9,597	8,784	10,000
MSCI ACWI ex USA_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA
Account Value	$ 16,630	13,267		11,020		14,726	11,884	11,538	11,681	11,479	9,597	8,784	10,000
MSCI ACWI ex USA_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA
Account Value	$ 16,630	13,267		11,020		14,726	11,884	11,538	11,681	11,479	9,597	8,784	10,000
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA
Account Value	$ 16,630	13,267		11,020		14,726	11,884	11,538	11,681	11,479	9,597	8,784	10,000
MSCI ACWI ex USA_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA
Account Value	$ 12,135	9,680	10,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,837	11,770		10,538		14,659	12,401	11,219	11,450	11,544	9,426	8,072	10,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,837	11,770		10,538		14,659	12,401	11,219	11,450	11,544	9,426	8,072	10,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,837	11,770		10,538		14,659	12,401	11,219	11,450	11,544	9,426	8,072	10,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,837	11,770		10,538		14,659	12,401	11,219	11,450	11,544	9,426	8,072	10,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,837	11,770		10,538		14,659	12,401	11,219	11,450	11,544	9,426	8,072	10,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,837	11,770		10,538		14,659	12,401	11,219	11,450	11,544	9,426	8,072	10,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,837	11,770		10,538		14,659	12,401	11,219	11,450	11,544	9,426	8,072	10,000
FTSE 3 Month U.S. T Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3 Month US T Bill Index
Account Value	$ 11,798	11,169		10,667		10,600	10,594	10,487	10,245	10,087	10,022	10,002	10,000
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Bond Index
Account Value	$ 11,753	10,960		10,661		11,236	11,203	10,831	10,348	10,326	10,255	10,121	10,000
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Bond Index
Account Value	$ 11,753	10,960		10,661		11,236	11,203	10,831	10,348	10,326	10,255	10,121	10,000
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Bond Index
Account Value	$ 11,753	10,960		10,661		11,236	11,203	10,831	10,348	10,326	10,255	10,121	10,000
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Bond Index
Account Value	$ 11,753	10,960		10,661		11,236	11,203	10,831	10,348	10,326	10,255	10,121	10,000
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Bond Index
Account Value	$ 11,753	10,960		10,661		11,236	11,203	10,831	10,348	10,326	10,255	10,121	10,000
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Bond Index
Account Value	$ 11,753	10,960		10,661		11,236	11,203	10,831	10,348	10,326	10,255	10,121	10,000
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Bond Index
Account Value	$ 11,753	10,960		10,661		11,236	11,203	10,831	10,348	10,326	10,255	10,121	10,000
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Bond Index
Account Value	$ 10,523	9,813		9,546	10,000
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Bond Index
Account Value	$ 10,523	9,813		9,546	10,000
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Bond Index
Account Value	$ 10,523	9,813		9,546	10,000
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Account Value	$ 12,847	11,701		11,557		13,069	12,424	11,286	10,536	10,493	10,570	9,917	10,000
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Account Value	$ 12,847	11,701		11,557		13,069	12,424	11,286	10,536	10,493	10,570	9,917	10,000
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Account Value	$ 12,847	11,701		11,557		13,069	12,424	11,286	10,536	10,493	10,570	9,917	10,000
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Account Value	$ 12,847	11,701		11,557		13,069	12,424	11,286	10,536	10,493	10,570	9,917	10,000
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Account Value	$ 12,847	11,701		11,557		13,069	12,424	11,286	10,536	10,493	10,570	9,917	10,000
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Account Value	$ 12,847	11,701		11,557		13,069	12,424	11,286	10,536	10,493	10,570	9,917	10,000
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Account Value	$ 12,847	11,701		11,557		13,069	12,424	11,286	10,536	10,493	10,570	9,917	10,000
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Account Value	$ 10,620	9,673	10,000
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 16,358	14,133		12,816		14,926	13,414	12,991	12,215	11,853	10,887	9,657	10,000
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 16,358	14,133		12,816		14,926	13,414	12,991	12,215	11,853	10,887	9,657	10,000
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 16,358	14,133		12,816		14,926	13,414	12,991	12,215	11,853	10,887	9,657	10,000
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 16,358	14,133		12,816		14,926	13,414	12,991	12,215	11,853	10,887	9,657	10,000
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 16,358	14,133		12,816		14,926	13,414	12,991	12,215	11,853	10,887	9,657	10,000
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 16,358	14,133		12,816		14,926	13,414	12,991	12,215	11,853	10,887	9,657	10,000
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 16,358	14,133		12,816		14,926	13,414	12,991	12,215	11,853	10,887	9,657	10,000
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 10,969	9,477		8,594	10,000
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 10,969	9,477		8,594	$ 10,000
Custom Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Balanced Index
Account Value	$ 24,692	19,405		17,012		19,992	16,871	14,946	13,998	12,615	11,280	10,077	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Custom Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Balanced Index
Account Value	$ 24,692	19,405		17,012		19,992	16,871	14,946	13,998	12,615	11,280	10,077	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Custom Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Balanced Index
Account Value	$ 24,692	19,405		17,012		19,992	16,871	14,946	13,998	12,615	11,280	10,077	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Custom Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Balanced Index
Account Value	$ 24,692	19,405		17,012		19,992	16,871	14,946	13,998	12,615	11,280	10,077	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Custom Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Balanced Index
Account Value	$ 24,692	19,405		17,012		19,992	16,871	14,946	13,998	12,615	11,280	10,077	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Custom Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Balanced Index
Account Value	$ 24,692	19,405		17,012		19,992	16,871	14,946	13,998	12,615	11,280	10,077	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Custom Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Balanced Index
Account Value	$ 24,692	19,405		17,012		19,992	16,871	14,946	13,998	12,615	11,280	10,077	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741		21,165		25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Custom Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Balanced Index
Account Value	$ 12,942	10,171	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 14,355	10,528	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183	18,929		16,540		18,661	13,822	14,553	13,993	12,785	11,106	9,558	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183	18,929		16,540		18,661	13,822	14,553	13,993	12,785	11,106	9,558	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183	18,929		16,540		18,661	13,822	14,553	13,993	12,785	11,106	9,558	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183	18,929		16,540		18,661	13,822	14,553	13,993	12,785	11,106	9,558	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183	18,929		16,540		18,661	13,822	14,553	13,993	12,785	11,106	9,558	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183	18,929		16,540		18,661	13,822	14,553	13,993	12,785	11,106	9,558	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,183	18,929		16,540		18,661	13,822	14,553	13,993	12,785	11,106	9,558	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 12,295	9,624	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453		25,409		32,824	25,782	18,746	18,076	14,312	11,737	10,317	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453		25,409		32,824	25,782	18,746	18,076	14,312	11,737	10,317	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453		25,409		32,824	25,782	18,746	18,076	14,312	11,737	10,317	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453		25,409		32,824	25,782	18,746	18,076	14,312	11,737	10,317	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453		25,409		32,824	25,782	18,746	18,076	14,312	11,737	10,317	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453		25,409		32,824	25,782	18,746	18,076	14,312	11,737	10,317	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	32,453		25,409		32,824	25,782	18,746	18,076	14,312	11,737	10,317	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 16,126	11,341	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 23,210	18,310		16,809		21,972	14,878	14,820	16,266	14,115	11,691	10,125	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 23,210	18,310		16,809		21,972	14,878	14,820	16,266	14,115	11,691	10,125	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 23,210	18,310		16,809		21,972	14,878	14,820	16,266	14,115	11,691	10,125	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 23,210	18,310		16,809		21,972	14,878	14,820	16,266	14,115	11,691	10,125	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 23,210	18,310		16,809		21,972	14,878	14,820	16,266	14,115	11,691	10,125	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 23,210	18,310		16,809		21,972	14,878	14,820	16,266	14,115	11,691	10,125	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 23,210	18,310		$ 16,809		$ 21,972	$ 14,878	$ 14,820	$ 16,266	$ 14,115	$ 11,691	$ 10,125	$ 10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 11,669	$ 9,206	$ 10,000